Mid Cap Growth Stock Portfolio
Mid Cap Growth Stock Portfolio – Summary
INVESTMENT OBJECTIVE
The investment objective of the Portfolio is long-term growth of capital.
FEES AND EXPENSES OF THE PORTFOLIO
The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Mid Cap Growth Stock Portfolio
Shareholder Fees (fees paid directly from your investment)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses		Mid Cap Growth Stock Portfolio
Management Fee		0.53%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.02%
Total Annual Portfolio Operating Expenses	[1]	0.55%
Fee Waiver	[2]	(0.02%)
Total Annual Portfolio Operating Expenses	[2][3]	0.53%
[1]	Restated to reflect current expenses.
[2]	The Portfolio's investment adviser has entered into a written agreement to waive a portion of its management fee on assets over $500 million, such that the management fee is 0.80% on the Portfolio's first $50 million of assets, 0.65% on the next $50 million, 0.50% on the next $400 million, and 0.45% on assets over $500 million. This fee waiver agreement may be terminated by the adviser at any time after April 30, 2014.
[3]	After Fee Waiver

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Mid Cap Growth Stock Portfolio	56	176	307	689

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 63.30% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of mid-sized companies. In keeping with its growth strategy, the Portfolio selects companies for their above average growth potential, giving consideration to factors such as company management, growth rate of revenues and earnings, opportunities for margin expansion, strong financial characteristics and attractive valuations. For purposes of the Portfolio's investment strategy, mid-sized companies are those with market capitalizations that fall within the range of the Russell Midcap® Growth Index at the time of purchase (as of December 31, 2012, from approximately $404 million to $25.50 billion). The Portfolio invests primarily in common stocks.

The Portfolio seeks to reduce overall risk by diversifying its assets in an appropriate manner. This diversification will span economic sectors, industry groups and companies. The adviser may overweight or underweight the sector exposure of the Portfolio relative to its benchmark based on the adviser's assessment of the relative attractiveness of such sectors. As a result, Portfolio may at times have a relatively high percentage of its assets invested in a particular sector. The Portfolio may invest up to 20% of net assets in American Depositary Receipts and other securities of foreign issuers. The Portfolio may also use futures as part of its cash management strategy and, to a lesser extent, covered call options to earn income and as a hedge to offset risks associated with an investment or market conditions.

The Portfolio may sell a stock when it has reached the adviser's valuation target, when the adviser does not anticipate further appreciation, when a company's growth prospects change materially or to redeploy assets into more promising opportunities.
PRINCIPAL RISKS
Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.
  Active Management Risk – The adviser's investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money. Also, an actively managed Portfolio using a growth style of investing, such as the Portfolio, may underperform when the market does not favor the particular style used by the Portfolio. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.
  Derivatives Risk – The value of a derivative generally depends upon, or is derived from, an underlying asset, reference rate or index. The primary risks associated with the Portfolio's use of derivatives are the risk that changes in the value of the derivatives may not correlate as intended with the underlying asset, rate or index and the risk of adverse price movements in the market. Certain derivatives involve leverage, which could cause the Portfolio to lose more than the principal amount invested. Other risks include management, interest rate, and liquidity risks, and the risk of missed opportunities in other investments.
  Equity Securities Risk – The value of equity securities, such as common and preferred stocks, could decline if the financial condition of the companies the Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities. Investments in rights and warrants may be more volatile than the underlying investments in stocks.
  Foreign Investing Risk – Investing in foreign securities may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. This risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions, or diplomatic developments. Foreign securities may be adversely affected by decreases in foreign currency values relative to the U.S. dollar and may be less liquid, more volatile, and harder to value than U.S. securities. The Portfolio's investments in emerging markets heighten these risks due to a lack of established legal, political, business and social frameworks to support securities markets.
  Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.
  Mid and Small Cap Company Risk – Investing in mid and small cap stocks may cause greater risk of loss and price fluctuation than investing in stocks of larger cap companies due to a more limited track record, narrower product markets, more limited resources and less liquid trading markets. These stocks may be more volatile and more difficult to buy and sell than stocks with larger capitalizations.
  Sector Concentration Risk – To the extent the Portfolio invests a relatively high percentage of its assets in a particular sector, it will have greater exposure to the risks associated with that sector, including the risk that the securities of companies within the sector will underperform due to adverse economic conditions, regulatory or legislative changes or increased competition affecting the sector. To the extent the Portfolio is underweight other sectors, the Portfolio risks missing out on advances in those sectors.

PERFORMANCE
The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio’s average annual total return over certain time periods and compares the Portfolio’s returns with those of a broad measure of market performance as well as with the average returns of a peer group of portfolios underlying variable insurance products with similar characteristics to those of the Portfolio. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Best Qtr: 3rd – ‘09 18.76% Worst Qt r: 4th – ‘08 -24.55%
Average Annual Total Return (for periods ended December 31, 2012)
Average Annual Total Returns	1 Yr	5 Yrs	10 Yrs
Mid Cap Growth Stock Portfolio	11.97%	0.59%	6.97%
Mid Cap Growth Stock Portfolio Russell MidCap® Growth Index (reflects no deduction for fees, expenses or taxes)	15.81%	3.23%	10.32%
Mid Cap Growth Stock Portfolio Lipper® Variable Insurance Products (VIP) Mid Cap Growth Funds Average (reflects no deduction for fees, expenses or taxes)	14.20%	1.96%	9.17%